UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                        September 30, 2005

  Item 1. — Schedule of Investments

  Longleaf Partners Fund

  Schedule of Investments
  September 30, 2005
  (Unaudited)

	Shares	Value
Common Stock 91.1%
Automobiles 4.9%
General Motors Corporation	14,240,000	$435,886,400
Beverages 3.7%
Anheuser-Busch Companies, Inc.	6,255,300	269,228,112
Diageo plc (Foreign)	3,931,505	56,511,051

		325,739,163

Broadcasting and Cable 9.4%
Comcast Corporation — Class A*	1,668,996	49,035,102
Comcast Corporation — Class A Special*	12,759,000	367,204,020
The DIRECTV Group, Inc.*	27,641,000	414,062,180

		830,301,302

Construction Materials 6.7%
Cemex S.A. de C.V. (Foreign)	9,740,580	50,799,158
Cemex S.A. de C.V. ADS (Foreign)	10,422,871	545,116,153

		595,915,311

Entertainment 10.1%
Discovery Holding Company — Class A*	4,335,344	62,602,367
Liberty Media Corporation — Class A*	47,887,448	385,493,956
The Walt Disney Corporation	18,465,000	445,560,450

		893,656,773

Environmental Services 3.3%
Waste Management, Inc.	10,161,100	290,709,071
Food 0.2%
Nestle S.A. (Foreign)	55,000	16,101,499
Insurance Brokerage 5.3%
Aon Corporation	14,627,000	469,234,160
Multi-Industry 6.8%
Vivendi Universal, S.A. (Foreign)(b)	14,386,570	469,582,071
Vivendi Universal, S.A. ADR (Foreign)	4,141,900	135,564,387

		605,146,458

Natural Resources 5.4%
Pioneer Natural Resources Company(a)	8,784,400	482,439,248
Property & Casualty Insurance 5.5%
The NipponKoa Insurance Company, Ltd. (Foreign)(a)	63,701,000	491,000,485
Publishing 2.0%
Knight-Ridder, Inc.	2,973,300	174,473,244
Restaurants 5.4%
Yum! Brands, Inc	9,880,000	478,290,800
Technology 12.0%
Dell Inc.*	14,690,000	502,398,000
Koninklijke (Royal) Philips Electronics N.V. (Foreign)	19,232,035	511,020,663
Koninklijke (Royal) Philips Electronics N.V. ADR (Foreign)	1,941,965	51,811,626

		1,065,230,289

	Shares	Value
Telecommunications 5.2%
Level 3 Communications, Inc.(a)*	81,029,000	$187,987,280
Telephone and Data Systems, Inc.	1,553,400	60,582,600
Telephone and Data Systems, Inc. — Special	5,643,600	211,917,180

		460,487,060

Transportation 5.2%
FedEx Corporation(d)	5,325,600	464,019,528

Total Common Stocks (Cost $5,923,439,094)		8,078,630,791

	Principal
	Amount
Corporate Bonds 2.3%
Telecommunications 2.3%
Level 3 Communications, Inc. 10% Convertible Senior Notes due 5-1-11 (Cost $222,079,000)(a)(c)	222,079,000	205,791,060
Short-Term Obligations 6.3%
Repurchase Agreement with State Street Bank, 3.15% due 10-3-05, Repurchase price $260,941,479 (Collateralized by U.S. government agency securities)	260,873,000	260,873,000
U.S. Treasury Bills, 3.19% — 3.34% due 10-13-05 to 10-20-05	300,000,000	299,587,917

Total Short-Term Obligations		560,460,917

Total Investments (Cost $6,705,979,011) 99.7%		8,844,882,768
Other Assets and Liabilities, Net 0.3%		25,667,133

Net Assets 100.0%		$8,870,549,901

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain
Euro 12-5-05	280,491,000	$338,286,587	$8,049,675
Euro 2-27-06	71,643,000	86,832,983	2,755,872
Japanese Yen 12-5-05	23,484,000,000	208,428,188	14,880,168
Japanese Yen 2-27-06	26,331,000,000	236,053,229	4,478,424

		$869,600,987	$30,164,139

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	All or a portion designated as collateral for forward currency contracts.
(c)	Illiquid security.

See footnotes on page 8.

Longleaf Partners International Fund

Schedule of Investments
September 30, 2005
(Unaudited)

	Shares	Value
Common Stock 89.2%
Automobiles 5.5%
Renault S.A. (France)(b)	1,597,000	$151,236,150
Beverages 5.9%
Diageo plc (United Kingdom)	1,889,000	27,152,293
Molson Coors Brewing Company (United States)	2,089,600	133,755,296

		160,907,589

Broadcasting and Cable 12.0%
The News Corporation (United States)	7,537,240	124,364,460
Shaw Communications Inc. — Class B (Canada)(b)	7,808,900	163,752,633
SKY Perfect Communications Inc. (Japan)(b)	52,233	40,950,819

		329,067,912

Construction Materials 7.0%
Cemex S.A. de C.V. (Mexico)	2,355,494	12,284,393
Cemex S.A. de C.V. ADS (Mexico)	3,380,491	176,799,679

		189,084,072

Food 8.3%
Ezaki Glico Co., Ltd. (Japan)(a)(b)	9,851,000	85,909,884
Nestle S.A. (Switzerland)	469,000	137,301,869
Nissin Food Products Co., Ltd. (Japan)	191,000	4,971,855

		228,183,608

Insurance Brokerage 4.9%
Willis Group Holdings Limited (United Kingdom)	3,586,000	134,654,300
Medical and Photo Equipment 5.2%
Olympus Corporation (Japan)(b)	6,405,000	141,900,766
Multi-Industry 5.5%
Vivendi Universal, S.A. (France)(b)	4,653,000	151,875,352
Property & Casualty Insurance 18.6%
Fairfax Financial Holdings Limited (Canada)	910,000	157,655,054
Millea Holdings, Inc. (Japan)	8,396	134,608,174
The NipponKoa Insurance Company, Ltd. (Japan)(b)	28,556,000	220,106,589

		512,369,817

Restaurants 4.2%
Yum! Brands, Inc. (United States)	2,418,000	117,055,380

	Shares	Value
Technology 5.9%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	3,044,931	$80,907,853
Koninklijke (Royal) Philips Electronics N.V. ADR (Netherlands)	3,063,069	81,722,681

		162,630,534

Telecommunications 6.2%
KDDI Corporation (Japan)	17,163	96,761,099
NTT DoCoMo, Inc. (Japan)(b)	41,647	74,107,593

		170,868,692

Total Common Stocks (Cost $1,682,054,563)		2,449,834,172

	Principal
	Amount
Short-Term Obligations 9.7%
Repurchase Agreement with State Street Bank, 3.15% due 10-3-05, Repurchase price $105,844,777 (Collateralized by U.S. government agency securities)	105,817,000	105,817,000
U.S. Treasury Bills, 3.07% — 3.35% due 10-13-05 to 10-27-05	160,000,000	159,731,439

Total Short-Term Obligations		265,548,439

Total Investments (Cost $1,947,603,002) 98.9%		2,715,382,611
Other Assets and Liabilities, Net 1.1%		30,265,706

Net Assets 100.0%		$2,745,648,317

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain(Loss)
Canadian Dollar 12-5-05	43,404,000	$37,408,985	$(2,515,505)
Canadian Dollar 2-27-06	152,200,000	131,480,815	(2,765,013)
Euro 12-5-05	86,546,000	104,378,932	2,483,742
Japanese Yen 12-5-05	37,787,000,000	335,371,996	22,545,286
Japanese Yen 2-27-06	30,141,000,000	270,209,273	5,126,435

		$878,850,001	$24,874,945

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2005
(Unaudited)

	Shares	Value
Common Stock 86.0%
Beverages 9.1%
Molson Coors Brewing Company	1,981,000	$126,803,810
PepsiAmericas, Inc.	5,262,900	119,625,717

		246,429,527

Broadcasting and Cable 6.7%
Shaw Communications Inc. — Class B (Foreign)(b)	8,716,700	182,789,199
Entertainment 6.1%
Discovery Holding Company — Class A*	11,502,060	166,089,746
Funeral Services 4.3%
Service Corporation International	14,204,000	117,751,160
Grocery — Retail 2.9%
Ruddick Corporation(a)	3,394,100	78,234,005
Insurance Brokerage 9.5%
Hilb Rogal & Hobbs Company(a)	3,526,400	131,605,248
U.S.I. Holdings Corporation*	2,385,076	30,982,137
Willis Group Holdings Limited (Foreign)(b)	2,513,000	94,363,150

		256,950,535

Manufacturing 4.3%
Jacuzzi Brands, Inc.(a)*	14,609,800	117,754,988
Medical and Photo Equipment 5.0%
Olympus Corporation (Foreign)	6,149,000	136,229,167
Natural Resources 7.9%
Deltic Timber Corporation(a)	1,062,000	48,905,100
Pioneer Natural Resources Company	3,012,200	165,430,024

		214,335,124

Property & Casualty Insurance 12.0%
Everest Re Group, Ltd. (Foreign)	1,530,300	149,816,370
Fairfax Financial Holdings Limited (Foreign)	886,000	153,497,118
Odyssey Re Holdings Corp.	843,800	21,550,652

		324,864,140

Publishing 0.5%
Hollinger International Inc.	1,479,200	14,496,160
Real Estate 1.1%
Vail Resorts, Inc.*	1,020,717	29,345,614
Restaurants 4.5%
IHOP Corp.(a)	2,978,100	121,327,794
Retail 4.9%
The Neiman Marcus Group, Inc. — Class B	1,324,000	132,174,920

	Shares	Value
Telecommunications 2.3%
Level 3 Communications, Inc.*	27,197,271	$63,097,669
Toys 4.9%
Hasbro, Inc.	6,727,000	132,185,550

Total Common Stocks (Cost $1,826,953,751)		2,334,055,298

	Principal
	Amount
Corporate Bonds 9.3%
Telecommunications 9.3%
Level 3 Communications, Inc., 11% Senior Notes due 3-15-08	7,600,000	6,574,000
Level 3 Communications, Inc., 9.125% Senior Notes due 5-1-08	224,700,000	184,254,000
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 9-15-09	105,964,000	56,028,465
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 3-15-10	10,800,000	5,602,500

Total Corporate Bonds (Cost $244,519,586)		252,458,965

Short-Term Obligations 4.5%
Repurchase Agreement with State Street Bank, 3.15% due 10-3-05, Repurchase price $72,178,942 (Collateralized by U.S. government agency securities)	72,160,000	72,160,000
U.S. Treasury Bill, 3.19% due 10-20-05	50,000,000	49,917,139

Total Short-Term Obligations		122,077,139

Total Investments (Cost $2,193,550,476) 99.8%		2,708,591,402
Other Assets and Liabilities, Net 0.2%		5,152,275

Net Assets 100.0%		$2,713,743,677

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Loss
Canadian Dollar 12-23-05	45,500,000	$39,236,180	$(2,224,149)
Canadian Dollar 2-27-06	112,200,000	96,926,067	(2,038,334)

		$136,162,247	$(4,262,483)

*  Non-income producing security
(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2005
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2004 Annual Report and June 30, 2005 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	International Fund	Small-Cap Fund
Unrealized Appreciation	$2,502,936,874	$778,245,960	$584,363,401
Unrealized Depreciation	(364,033,117)	(10,466,351)	(69,322,475)
Net Unrealized Appreciation	$2,138,903,757	$767,779,609	$515,040,926

Cost for Federal Income Tax Purposes	$6,726,787,742	$1,947,603,002	$2,193,550,476

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2005:

	Shares(a) at	Dividend or	Market Value
	September 30, 2005	Interest Income(d)	September 30, 2005(f)
Partners Fund
Level 3 Communications, Inc.*	81,029,000	$–	$187,987,280
Level 3 Communications, Inc.
10% Convertible Senior Notes due 5-1-11(b)	222,079,000 (c)	10,918,884 (e)	205,791,060
The NipponKoa Insurance Company, Ltd.	63,701,000	4,152,860	491,000,485
Pioneer Natural Resources Company	8,784,400	1,918,238	482,439,248

		16,989,982	1,367,218,073

International Fund
Ezaki Glico Co., Ltd.	9,851,000	832,533	85,909,884

Small-Cap Fund
Deltic Timber Corporation	1,062,000	219,663	48,905,100
Hilb Rogal & Hobbs Company	3,526,400	1,181,344	131,605,248
IHOP Corp.	2,978,100	2,233,575	121,327,794
Jacuzzi Brands, Inc.*	14,609,800	–	117,754,988
Ruddick Corporation	3,394,100	1,120,053	78,234,005
Texas Industries, Inc.	–	103,913	–

		$4,858,548	$497,827,135

*  Non-income producing.
(a) Common stock unless otherwise noted.
(b) Illiquid and board valued.
(c) Principal amount.
(d) Dividend income unless otherwise noted.
(e) Interest income.

(f) Changes in affiliated ownership in period:

	Market Value			Market Value
	at December 31, 2004	Purchases	Sales	at September 30, 2005

Partners Fund
Level 3 Communications, Inc.
10% Convertible Notes due 5-1-11	$–	$222,079,000	$–	$205,791,060
Pioneer Natural Resources Company	303,302,610	5,348,297	–	482,439,248

	303,302,610	227,427,297	–	688,230,308

International Fund
BIL International Limited	76,324,014	–	89,130,990	–
Gendis Inc.*	6,570,264	–	7,000,000	–
Nippon Broadcasting System, Inc.	107,056,846	–	124,250,106	–

	189,951,124	–	220,381,096	–

Small-Cap Fund
Adolph Coors Company(g)	146,951,140	–	–	–
Deltic Timber Corporation	59,688,945	–	15,295,028	48,905,100
Jacuzzi Brands, Inc.*	76,987,170	49,044,971	–	117,754,988
Texas Industries, Inc.	122,745,126	–	126,336,899	–

	$406,372,381	$49,044,971	$141,631,927	$166,660,088

(g) Eliminated due to merger with Molson Brewing Company.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 21, 2005

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 21, 2005